Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2021	Mar. 31, 2005
Summary of Significant Accounting Policies (Details) [Line Items]
Loan held for sale	$ 152,000	$ 1,300,000
Amortization of mortgage servicing rights	20,000	28,000
Servicing mortgage loans	23,200,000	18,300,000
Servicing fees	$ 42,000	14,000
Terms of mortgage loans	30 years
Private mortgage insurance, percentage	95.00%
Other programs offered bank, percentage	90.00%
Appraised value, percentage	80.00%
Term loan	25 years
Nonresidential loan, percentage	80.00%
Equity loans percentage	90.00%
Loans secured	90.00%
Fixed assets held for sale	$ 161,000	161,000
Property was sold	$ 180,000
Tax benefit, percentage	50.00%
Total contribution		248,600,000	$ 253,200,000
Company expense	$ 375,000	955,000
Funding target percentage				99.14%
Deferred compensation	4,000	0
Total liabilities	0	51,000
Repayment of loan	14,000	277,000
Employee stock ownership plan expense	$ 73,000	$ 122,000
Total shares surrendered plan (in Shares)	218,894	217,706
Amount of contributed	$ 280,000	$ 2,021
Goodwill amount					$ 14,500,000
Carrying value of goodwill	947,000	947,000
Deposits from related parties	$ 5,300,000	4,300,000
Loans One to Four Family [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Rental properties, percentage	80.00%
Mortgage Servicing Rights [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair value	$ 186,000	$ 147,000